Stockholders' Deficit (Details Narrative) (10K)																							1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 16, 2020 USD ($) shares	Dec. 02, 2020 USD ($) shares	Nov. 30, 2020 USD ($) shares	Nov. 05, 2020 USD ($) shares	Oct. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 21, 2020 USD ($) shares	Jun. 02, 2020 USD ($) shares	May 18, 2020 USD ($) shares	Apr. 25, 2020 USD ($) shares	Apr. 20, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Mar. 06, 2020 USD ($) shares	Mar. 05, 2020 USD ($) shares	Feb. 07, 2020 USD ($) shares	Feb. 02, 2020 USD ($) shares	Jan. 15, 2020 USD ($) shares	Dec. 31, 2019 shares	Oct. 23, 2019 USD ($) shares	Jun. 23, 2019 USD ($) shares	Jan. 17, 2019 USD ($) shares	Jan. 11, 2019 USD ($) shares	Oct. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jan. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) $ / shares shares	Jan. 25, 2021 shares	Sep. 30, 2018 $ / shares shares
Common stock, shares authorized						1,000,000,000																		1,000,000,000					1,000,000,000	1,000,000,000
Preferred stock, shares authorized						10,000,000																		10,000,000					10,000,000	10,000,000
Common stock, shares, issued						404,908,141																		445,103,046					404,908,141	358,489,928
Common stock, shares, outstanding						404,908,141																		445,103,046					404,908,141	358,489,928
Preferred stock, shares issued						7,296,000																		1,824,000					7,296,000	7,296,000
Preferred stock, shares outstanding						7,296,000																		1,824,000					7,296,000	7,296,000
Preferred voting description																								There are four preferred stockholders which have super voting rights in the ratio of 25 votes to 1 share held.
Shares issued for employee compensation												256,410	10,000				47,620	263,158										519,568		1,271,350
Value of shares issued for employee compensation | $													$ 814				$ 16,557											$ 41,667		$ 223,316
Value of shares issued for acquisition | $																													$ 367,300
Stock issued during period services shares							6,000,000	183,537	100,000					50,000									500,000
Stock issued during period services | $							$ 284,400	$ 14,873	$ 7,500					$ 3,900									$ 25,860	$ 25,860					1,101,440	1,346,333
Value of shares issued for financing | $																										$ 193,333			257,717
Derivative liability | $						$ 5,649,412																		$ 3,404,101					$ 5,649,412	$ 3,012,597
Number of securities called by warrants																														20,750,000
Warrants outstanding term																														4 years
Measurement Input, Volatility [Member]
Warrants outstanding measurement input						130																		130					130
Minimum [Member]
Exercise price of warrants | $ / shares																														$ 0.055
Maximum [Member]
Exercise price of warrants | $ / shares																														$ 0.355
Warrant One [Member]
Number of securities called by warrants																																750,000
Warrants outstanding term																																2 years
Exercise price of warrants | $ / shares																																$ 0.055
Warrant Two [Member]
Number of securities called by warrants																																500,000
Warrants outstanding term																																2 years
Exercise price of warrants | $ / shares																																$ 0.075
Convertible Notes Payable [Member]
Debt conversion principal amount | $															$ 111,111		166,667		$ 50,000
Debt conversion interest payable | $															$ 35,733		$ 23,425		$ 38,083
Shares issued for debt settlement															4,655,078		5,587,644		1,733,923
Derivative liability | $															$ 178,396		$ 175,093		$ 89,353
Rayne Forecast, Inc [Member]
Stock issued during period services shares												6,375,303
Stock issued during period services | $												$ 669,892
Consultant [Member]
Stock issued during period services shares																	250,000			980,000					1,625,028				705,882	600,000
Stock issued during period services | $																	$ 48,750			$ 363,100					$ 72,126				$ 36,000	$ 27,300
Noteholder A [Member]
Shares issued for debt settlement			13,885,210	6,961,000
Derivative liability | $			$ 883,229	$ 239,615
Noteholder A [Member] | Convertible Notes Payable [Member]
Debt conversion principal amount | $																					$ 338,889								50,000	227,778
Debt conversion interest payable | $																					$ 23,548								38,083	$ 23,548
Shares issued for debt settlement																					15,076,214
Derivative liability | $																					$ 1,004,730
Noteholder D [Member]
Debt conversion principal amount | $						$ 51,100
Shares issued for debt settlement	1,825,000	2,000,000			1,700,000	1,750,000
Derivative liability | $	$ 123,768	$ 131,360			$ 42,472	$ 48,718																							$ 48,718
Registration Rights Agreement [Member]
Stock issued during period services shares																						3,188,750
Stock issued during period services | $																						$ 126,050
Advisory Agreement [Member]
Stock issued during period services shares																														2,500,000
Stock issued during period services | $																														$ 706,000
Securities Purchase Agreement [Member] | Noteholder C [Member]
Shares issued for financing											1,000,000																2,363,846
Value of shares issued for financing | $											$ 85,100																$ 257,717
Retail Pro Associates [Member]
Shares issued for acquisition										4,000,000
Value of shares issued for acquisition | $										$ 32,480
Kush Inc [Member]
Shares issued for acquisition																500,000
Value of shares issued for acquisition | $																$ 42,500
Subsequent Event [Member]
Common stock, shares authorized																															1,000,000,000
Preferred stock, shares authorized																															10,000,000